Common Stock	12 Months Ended
Jan. 31, 2021
Equity [Abstract]
Common Stock

NOTE 8 – Common stock

Class A Common Stock

On June 22, 2020, the Company filed a Certificate of Designation with the Secretary of State of Nevada to establish the terms of the Company’s Class A Common Stock (the “Class A Shares”), par value $0.00001 per share, 200,000 shares authorized. The terms of the Class A Shares include 200-1 voting rights in addition to the rights held by common stockholders. Only persons who are current members of the Company’s Board of Directors may own or hold Class A Shares.

On June 30, 2020, the Company entered into an agreement to issue a total of 102,000 shares of its Class A Shares to two directors of the Company. The aggregate consideration paid for the Class A Shares was $49,062 ($0.481 per share). The consideration was paid by offsetting the purchase price against Company advances and notes held by the two directors (see Note 12).

Common Stock

Our undesignated common shares are all of the same class, and are voting shares Upon liquidation or wind-up, stockholders are entitled to participate equitably with respect to any distribution of net assets that may be declared.

Reverse Stock Split

On November 24, 2020, the Company filed a Certificate of Change with the Secretary of the State of Nevada to affect a 1-for-500 reverse stock split (the “Reverse Stock Split”). The Reverse Stock Split was formally processed by FINRA effective on February 25, 2021 and the Company’s common stock began trading on a split-adjusted basis on February 25, 2021.

Prior to the effective date of the Certificate of Change, the Company was authorized to issue 6,150,000,000 shares of common stock. As a result of the Reverse Stock Split, the Company is authorized to issue 12,300,000 shares of common stock. The Reverse Stock Split did not have any effect on the stated par value of the common stock.

Prior to the effective date of the Certificate of Change, the Company was authorized to issue 100,000,000 shares of Class A common stock. As a result of the Reverse Stock Split, the Company is authorized to issue 200,000 shares of Class A common stock, with 102,000 shares of Class A common stock outstanding. As a result of the Reverse Stock Split, there was an adjustment of approximately 2,408 common shares due to the effect of rounding fractional shares into whole shares. The Reverse Stock Split did not have any effect on the stated par value of the Class A common stock.

All references to common shares and common share data in these consolidated financial statements and elsewhere in this Form 10-K as of January 31, 2021 and 2020, and for the years then ended, reflect the Reverse Stock Split.

Common Stock Issued During the Year Ended January 31, 2021

During the year ended January 31, 2021, the Company issued a total of 586,062 shares of our common stock for conversions of $169,860 of convertible notes payable and accrued interest at exercise prices ranging from $0.225 to $0.420.

During the year ended January 31, 2021, the Company issued a total of 54,000 shares of its common stock and 27,000 warrants to two investors for proceeds of $20,599, or $0.300 to $0.400 per share. The warrants have a three-year term and are exercisable at any time at an exercise price of $0.400 to $0.550 per share.

During the year ended January 31, 2021, the Company issued 142,857 shares of its common stock to a consultant for services at an aggregate price of $50,000, or $0.350 per share.

In January 2021, the Company received proceeds of $15,000 from our chairman of the board for the purchase of 14,726 shares of the Company’s common stock, at a price of $1.019 per share, and 7,363 warrants. The warrants have a three-year term and are exercisable at any time at an exercise price of $1.426 per share. The shares were subsequently issued in April 2021, thus the proceeds of $15,000 were classified as common stock to be issued as of January 31, 2021.

Common Stock Issued During the Year Ended January 31, 2020

During the year ended January 31, 2020, the Company issued a total of 781,622 shares of our common stock for conversions of $131,954 of convertible notes payable at an exercise prices ranging from of $0.055 to $0.390.

In July 2019, the Company issued 60,000 shares of its common stock to satisfy $213,000 owed for services due an investor relations consultant for services provided in prior years which was previously included in accounts payable and accrued liabilities, resulting in a gain on settlement of accounts payable of $177,000.

In July 2019, the Company issued 86,430 shares of its common stock and 43,215 warrants to an investor, who also subsequently became a director, for proceeds of $50,000, or $0.579 per unit. The warrants have a three-year term and are exercisable at any time at an exercise price of $0.810.

On November 19, 2019, the Company sold 42,243 shares of the Company’s common stock to a noteholder for $20,699, or $0.490 per unit, in a private placement. The consideration received included $10,000 cash plus the settlement of a note payable of $10,000 and accrued interest of $699.

On January 8, 2020, a consultant returned to the Company a total of 48,485 shares of common stock issued for accounts payable for services totaling $44,000. The exchange resulted in an increase in accounts payable of $44,000 which the Company has agreed to repay in installments of $600 for twelve months, $1,500 for the following 12 months, and $2,500 per month thereafter until paid in full. The consultant has agreed to waive the final $4,000 if all payments are made timely. A total of $36,400 remains outstanding as of January 31, 2021, of which $20,300 is classified as long-term accounts payable.